AMERICAN GENERAL LIFE INSURANCE COMPANY
                             VARIABLE ANNUITY CONTRACTS
                                 SEPARATE ACCOUNT I
                                    GALLERY VA
                                    OVATION VA
                                OVATION ADVISOR VA
                                  OVATION PLUS VA
                                    PARADIGM VA
                                     TRILOGY VA

                       AMERICAN GENERAL LIFE INSURANCE COMPANY
                              VARIABLE ANNUITY CONTRACTS
                                  SEPARATE ACCOUNT 9
                                      OVATION VA
                                 OVATION ADVANTAGE VA
                                  OVATION ADVISOR VA
                                    OVATION PLUS VA

                       THE UNITED STATES LIFE INSURANCE COMPANY
                               IN THE CITY OF NEW YORK
                             VARIABLE ANNUITY CONTRACTS
                               SEPARATE ACCOUNT USL A
                                      GALLERY VA
                                     OVATION VA
                                 OVATION ADVISOR VA
                                   OVATION PLUS VA
                                     PARADIGM VA
                                     TRILOGY VA

                         SUPPLEMENT DATED FEBRUARY 28, 2019
                      TO CONTRACT PROSPECTUSES, AS SUPPLEMENTED


     The purpose of this supplement is to notify owners of American General Life Insurance Company ("AGL") and The United States Life Insurance Company in the City of New York ("US Life") (AGL and US Life together referred to hereinafter as the "Company") variable annuity Contracts (the "Contracts") of the proposed liquidation of the AB VPS Real Estate Investment Portfolio ("Portfolio"), a portfolio of the AB Variable Products Series Fund, Inc. (the "Trust").

     The Board of Directors of the Trust (the "Board") approved the termination and liquidation of the Portfolio. The liquidation is expected to occur at the close of the New York Stock Exchange ("Market Close"), which is generally 4:00 p.m. Eastern Time ("ET"), on or about Wednesday, April 24, 2019 ("Liquidation Date"). On the Liquidation Date, funds invested in subaccounts supported by the Portfolio will be automatically liquidated at the closing unit value and the liquidation proceeds transferred into the subaccount supported by the money market fund ("Money Market Fund") available
in your Contract.   The Money Market Fund is currently offered in certain of
the variable annuity Contracts.

     If you wish to have the liquidation proceeds allocated to a subaccount other than the subaccount supported by the Money Market Fund, the Company must receive instructions from you prior to the Market Close one business day prior to the Liquidation Date (Tuesday, April 23, 2019). You may give us instructions to transfer your account value to another investment option by calling the Annuity Service Center at the number below or by completing a transfer form.

     Additional investments into the Portfolio will be accepted up to and including one business day prior to the Liquidation Date. After the Market Close on the Liquidation Date, any purchase payments, allocations, transfers, dollar cost averaging or automatic rebalancing (as applicable to your Contract) allocated to the Portfolio will instead be allocated to the subaccount supported by the Money Market Fund.

     Listed on Attachment 1 are the investment options currently offered in your Contract in addition to the Market Money Fund which is available in your Contract. Please refer to your Contract prospectus for information regarding these investment options or call our Annuity Service Center at the telephone number below. Also please review your fund prospectuses for more detailed information about these investment options. For additional fund prospectus copies, please contact the Annuity Service Center.

     Neither our automatic transfer of the liquidation proceeds to the Money Market Fund on the Liquidation Date, nor your transfer of assets out of the Portfolio prior to the Liquidation Date or out of the Money Market Fund within 60 days after the Liquidation Date, will count against the free transfers that you are permitted to make in a Contract Year or for the purposes of our market timing policies and procedures.

     For a period of time after the closing and liquidation, the Company may provide you with confirmations, statements and other reports that contain the name of this formerly available Portfolio.

     Should you have any questions, please contact the Annuity Service Center at 1-800-255-8402.



                                    ATTACHMENT 1
                                     PARADIGM VA

            Investment Options Currently Offered in the Contracts



Money Market Funds Available in your Contract:
Fidelity VIP Government Money Market Portfolio - Initial Class
Fidelity VIP Government Money Market Portfolio - Service  Class 2

AB VPS Balanced Wealth Strategy Portfolio (Class A)
AB VPS Global Thematic Growth Portfolio (Class A)
AB VPS Growth and Income Portfolio (Class A)
AB VPS Intermediate Bond Portfolio (Class A)
AB VPS International Growth Portfolio (Class A)
AB VPS Large Cap Growth Portfolio (Class A)
AB VPS Small Cap Growth Portfolio (Class A)
AB VPS Growth and Income Portfolio (Class B)
AB VPS Intermediate Bond Portfolio (Class B)